Goodwill - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Disclosure of reconciliation of changes in goodwill [line items]
Description of basis on which unit's recoverable amount has been determined	The recoverable amounts of the cash generating units are assessed using a fair value less costs of disposal model. Fair value less costs of disposal is calculated using a discounted cash flow approach, with a post-tax discount rate applied to the projected risk-adjusted post-tax cash flows and terminal value.
Discount rate applied to cash flow projections	7.00%	7.00%
Pharmaceuticals [member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections		7.00%
Carrying value of assets with indefinite lives	£ 211	£ 228
Consumer Healthcare [member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections		7.00%
Carrying value of assets with indefinite lives	£ 9,030	£ 8,510